Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Closed-End Fund Strategy
Class Name	Matisse Discounted Closed-End Fund Strategy
Trading Symbol	MDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matisse Discounted Closed-End Fund Strategy for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDCEX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDCEX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDCEX	$84	1.51%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.51%
Net Assets	$ 66,906,914
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 277,088
Investment Company, Portfolio Turnover	13.06%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025 )

Net Assets	$66,906,914
Number of Holdings	39
Net Advisory Fee	$277,088
Portfolio Turnover Rate	13.06%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025 ) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Tetragon Financial Group Ltd	9.2%
Pershing Square Holdings Ltd/Fund	6.5%
Taiwan Fund Inc	4.2%
China Fund Inc	4.1%
Mexico Fund Inc	3.8%
Templeton Dragon Fund Inc	3.7%
Highland Opportunities and Income Fund	3.6%
Fidelity Government Portfolio	3.6%
Total Return Securities Fund	3.5%
BlackRock Technology and Private Equity Term Trust	3.5%

Matisse Discounted Bond CEF Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Bond CEF Strategy
Class Name	Matisse Discounted Bond CEF Strategy
Trading Symbol	MDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matisse Discounted Bond CEF Strategy for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDFIX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDFIX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDFIX	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 51,549,962
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 172,156
Investment Company, Portfolio Turnover	21.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025 )

Net Assets	$51,549,962
Number of Holdings	27
Net Advisory Fee	$172,156
Portfolio Turnover Rate	21.10%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025 ) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Fidelity Government Portfolio	38.6%
PIMCO California Municipal Income Fund	10.0%
PIMCO New York Municipal Income Fund II	8.3%
Western Asset Inflation-Linked Opportunities & Income Fund	4.0%
BlackRock Municipal 2030 Target Term Trust	3.9%
BNY Mellon Municipal Bond Infrastructure Fund Inc	3.7%
abrdn National Municipal Income Fund	3.4%
Putnam Municipal Opportunities Trust	3.3%
BNY Mellon Strategic Municipals Inc	3.3%
Neuberger Berman Municipal Fund Inc	2.7%